INVENTORY - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVENTORY:
Raw materials	$ 817	$ 547
Finished goods inventory	14	138
Inventory	$ 831	$ 685